Financial Result	6 Months Ended
Jun. 30, 2022
Financial Result
Financial Result

10.Financial Result

Financial result is comprised of the following for the six-months periods ended June 30, 2022 and 2021:

In € thousand	2022	2021
Finance income	16,597	6,810
thereof: fair value changes	16,350	6,757
thereof: reversal of expected credit losses	124	—
Finance expenses	(931)	(13,094)
thereof: interest portion of lease payments	(230)	(214)
thereof: fair value changes	(67)	(9,391)
thereof: expected credit losses	(87)	—
thereof: interest on convertible loans	—	(3,422)
Financial result	15,666	(6,284)

Fair value changes in the current period result from the warrant revaluation (€16,187 thousand in financial income) and from a foreign currency exchange forward contract entered into in June 2022 (€163 thousand in financial income). Finance expenses of €67 thousand relate to a fair value loss on the money market funds.

Fair value changes in the prior period result from the embedded derivatives of the convertible loans (2021: €6,757 thousand in finance income), as the respective convertible loan has been converted, as well as from a foreign currency exchange forward contract entered into in May 2021 (€9,376 thousand in finance expense).